Portfolio of Investments
Columbia Disciplined Growth Fund, April 30, 2022 (Unaudited)
(Percentages represent value of investments compared to net assets)
Investments in securities
Common Stocks 99.5%
Issuer	Shares	Value ($)
Communication Services 10.3%
Interactive Media & Services 8.5%
Alphabet, Inc., Class A(a)	4,508	10,288,113
Meta Platforms, Inc., Class A(a)	42,086	8,436,980
Pinterest, Inc., Class A(a)	9,873	202,594
Total		18,927,687
Media 1.8%
Nexstar Media Group, Inc., Class A	24,553	3,889,686
Total Communication Services		22,817,373
Consumer Discretionary 17.8%
Automobiles 3.3%
Tesla Motors, Inc.(a)	8,369	7,287,391
Diversified Consumer Services 0.2%
H&R Block, Inc.	17,515	456,616
Hotels, Restaurants & Leisure 1.7%
Boyd Gaming Corp.	47,030	2,849,077
Travel + Leisure Co.	17,898	992,981
Total		3,842,058
Household Durables 1.7%
D.R. Horton, Inc.	4,352	302,856
NVR, Inc.(a)	139	608,293
PulteGroup, Inc.	68,404	2,856,551
Total		3,767,700
Internet & Direct Marketing Retail 4.6%
Amazon.com, Inc.(a)	3,812	9,475,221
eBay, Inc.	16,004	830,928
Total		10,306,149
Specialty Retail 4.5%
AutoZone, Inc.(a)	1,706	3,336,032
Home Depot, Inc. (The)	3,143	944,157
O’Reilly Automotive, Inc.(a)	5,006	3,036,389
Ulta Beauty, Inc.(a)	6,616	2,625,229
Total		9,941,807
Common Stocks (continued)
Issuer	Shares	Value ($)
Textiles, Apparel & Luxury Goods 1.8%
Hanesbrands, Inc.	194,735	2,582,186
Tapestry, Inc.	45,675	1,503,621
Total		4,085,807
Total Consumer Discretionary		39,687,528
Consumer Staples 4.6%
Beverages 2.3%
Coca-Cola Co. (The)	79,215	5,118,081
Tobacco 2.3%
Altria Group, Inc.	92,891	5,161,953
Total Consumer Staples		10,280,034
Energy 0.5%
Oil, Gas & Consumable Fuels 0.5%
Occidental Petroleum Corp.	18,413	1,014,372
Total Energy		1,014,372
Financials 2.3%
Capital Markets 1.2%
Blackstone, Inc.	25,491	2,589,121
Consumer Finance 1.1%
Discover Financial Services	22,707	2,553,629
Total Financials		5,142,750
Health Care 9.7%
Biotechnology 3.6%
AbbVie, Inc.	24,879	3,654,228
ACADIA Pharmaceuticals, Inc.(a)	10,321	190,319
Amgen, Inc.	1,448	337,659
BioMarin Pharmaceutical, Inc.(a)	9,772	794,952
Iovance Biotherapeutics, Inc.(a)	13,454	203,828
Mirati Therapeutics, Inc.(a)	3,147	194,453
Regeneron Pharmaceuticals, Inc.(a)	834	549,698
Sage Therapeutics, Inc.(a)	6,279	197,914
Vertex Pharmaceuticals, Inc.(a)	6,765	1,848,334
Total		7,971,385
Health Care Equipment & Supplies 2.1%
Abbott Laboratories	40,650	4,613,775
Columbia Disciplined Growth Fund | Third Quarter Report 2022	1

Portfolio of Investments   (continued)
Columbia Disciplined Growth Fund, April 30, 2022 (Unaudited)
Common Stocks (continued)
Issuer	Shares	Value ($)
Health Care Providers & Services 0.7%
Molina Healthcare, Inc.(a)	4,876	1,528,382
Life Sciences Tools & Services 3.3%
IQVIA Holdings, Inc.(a)	16,619	3,622,776
Mettler-Toledo International, Inc.(a)	2,938	3,753,383
Total		7,376,159
Total Health Care		21,489,701
Industrials 5.7%
Aerospace & Defense 1.6%
Lockheed Martin Corp.	8,140	3,517,457
Air Freight & Logistics 1.6%
United Parcel Service, Inc., Class B	19,923	3,585,742
Building Products 1.0%
Trane Technologies PLC	15,488	2,166,616
Commercial Services & Supplies 0.6%
Cintas Corp.	3,389	1,346,314
Machinery 0.2%
Allison Transmission Holdings, Inc.	15,728	588,856
Professional Services 0.7%
Robert Half International, Inc.	15,530	1,526,754
Total Industrials		12,731,739
Information Technology 45.8%
IT Services 5.3%
Gartner, Inc.(a)	14,509	4,215,590
MasterCard, Inc., Class A	12,644	4,594,577
Visa, Inc., Class A	14,455	3,080,794
Total		11,890,961
Semiconductors & Semiconductor Equipment 8.0%
Advanced Micro Devices, Inc.(a)	58,146	4,972,646
Applied Materials, Inc.	18,893	2,084,842
Lam Research Corp.	9,614	4,477,816
NVIDIA Corp.	10,968	2,034,235
QUALCOMM, Inc.	7,630	1,065,835
Teradyne, Inc.	29,345	3,094,724
Total		17,730,098
Common Stocks (continued)
Issuer	Shares	Value ($)
Software 19.4%
Adobe, Inc.(a)	13,891	5,500,142
Autodesk, Inc.(a)	5,910	1,118,645
Cadence Design Systems, Inc.(a)	15,200	2,292,920
Fortinet, Inc.(a)	14,936	4,316,653
Microsoft Corp.	97,393	27,028,505
Zscaler, Inc.(a)	13,947	2,827,615
Total		43,084,480
Technology Hardware, Storage & Peripherals 13.1%
Apple, Inc.(b)	185,603	29,260,313
Total Information Technology		101,965,852
Materials 1.5%
Metals & Mining 0.3%
Steel Dynamics, Inc.	8,749	750,227
Paper & Forest Products 1.2%
Louisiana-Pacific Corp.	39,886	2,573,445
Total Materials		3,323,672
Real Estate 1.3%
Equity Real Estate Investment Trusts (REITS) 1.2%
Simon Property Group, Inc.	23,209	2,738,662
Real Estate Management & Development 0.1%
CBRE Group, Inc., Class A(a)	2,770	230,021
Total Real Estate		2,968,683
Total Common Stocks (Cost $137,935,750)		221,421,704

Money Market Funds 0.6%
	Shares	Value ($)
Columbia Short-Term Cash Fund, 0.462%(c),(d)	1,442,590	1,442,157
Total Money Market Funds (Cost $1,442,052)		1,442,157
Total Investments in Securities (Cost: $139,377,802)		222,863,861
Other Assets & Liabilities, Net		(239,946)
Net Assets		222,623,915

At April 30, 2022, securities and/or cash totaling $176,568 were pledged as collateral.
2	Columbia Disciplined Growth Fund | Third Quarter Report 2022

Portfolio of Investments   (continued)
Columbia Disciplined Growth Fund, April 30, 2022 (Unaudited)
Investments in derivatives
Long futures contracts
Description	Number of contracts	Expiration date	Trading currency	Notional amount	Value/Unrealized appreciation ($)	Value/Unrealized depreciation ($)
S&P 500 Index E-mini	8	06/2022	USD	1,651,000	—	(69,095)
Notes to Portfolio of Investments
(a)	Non-income producing investment.
(b)	This security or a portion of this security has been pledged as collateral in connection with derivative contracts.
(c)	The rate shown is the seven-day current annualized yield at April 30, 2022.
(d)	As defined in the Investment Company Act of 1940, as amended, an affiliated company is one in which the Fund owns 5% or more of the company’s outstanding voting securities, or a company which is under common ownership or control with the Fund. The value of the holdings and transactions in these affiliated companies during the period ended April 30, 2022 are as follows:

Affiliated issuers	Beginning of period($)	Purchases($)	Sales($)	Net change in unrealized appreciation (depreciation)($)	End of period($)	Realized gain (loss)($)	Dividends($)	End of period shares
Columbia Short-Term Cash Fund, 0.462%
	3,201,710	26,610,722	(28,370,316)	41	1,442,157	(884)	2,682	1,442,590
Currency Legend
USD	US Dollar
Investments are valued using policies described in the Notes to Financial Statements in the most recent shareholder report.
Columbia Disciplined Growth Fund | Third Quarter Report 2022	3

You may at any time request, free of charge, to receive a paper copy of this report by calling 800.345.6611.
3QT178_07_M01_(06/22)